RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]

	Land and buildings	Motor vehicles	Total
Cost:

Balance at January 1, 2021	$1,005	$241	$1,246
Additions during the year:
New leases	1,408	270	1,678
Additions related to business combinations	16,956	23	16,979
Currency translation adjustments	145	12	157

Balance at December 31, 2021	19,514	546	20,060
Additions during the year:
New leases	302	311	613
Disposals during the year	(315)	-	(315)
Termination of leases	(1,804)	(207)	(2,011)
Deconsolidation of Trichome	(13,130)	(43)	(13,173)
Currency translation adjustments	(225)	(32)	(257)

Balance at December 31, 2022	4,342	575	4,917

Accumulated depreciation:

Balance at January 1, 2021	194	117	311
Additions during the year:
Depreciation and amortization	1,438	112	1,550
Currency translation adjustments	27	10	37

Balance at December 31, 2021	1,659	239	1,898
Additions during the year:
Depreciation and amortization	1,768	176	1,944
Termination of leases	(453)	(91)	(544)
Impairment	1,907	6	1,913
Deconsolidation of Trichome	(2,164)	(10)	(2,174)
Currency translation adjustments	(35)	(14)	(49)

Balance at December 31, 2022	$2,682	$306	$2,988

Depreciated cost at December 31, 2022	$1,660	$269	$1,929

Depreciated cost at December 31, 2021	$17,855	$307	$18,162